FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$4,609	$4,609	$-	$-
Amounts due to related parties	151	151	-	-
Minimum rental and lease payments	884	94	336	454
Note payable	5,000	5,000	-	-
Finance lease obligations	1,936	771	1,165	-
Total	$12,580	$10,625	$1,501	$454

Schedule Of Foreign Currency Risk
	March 31, 2022		December 31, 2021
	MXN	CDN	MXN	CDN
Cash	$3,096	$1,039	$3,576	$1,450
Long-term investments	-	4,164	-	4,976
Reclamation bonds	-	6	-	6
Amounts receivable	499	31	-	33
Accounts payable and accrued liabilities	(12,574)	(464)	(57,604)	(211)
Due to related parties	-	(188)	-	(206)
Finance lease obligations	(2,766)	(342)	(1)	(394)
Net exposure	(11,745)	4,246	(54,029)	5,654
US dollar equivalent	$(587)	$3,398	$(2,363)	$4,054

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$11,686	$-	$-
Amounts receivable	-	2,602	-
Long-term investments	3,332	-	-
Total financial assets	$15,018	$2,602	$-
Financial liabilities
Warrant liability	-	-	(2,773)
Total financial liabilities	$-	$-	$(2,773)